8. Equipment Notes Payable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total equipment notes payable	$ 192,226	$ 111,144
Less Current Portion	39,043	20,979
Convertible notes payable, net of current portion	153,183	111,144
On September 30, 2015 [Member]
Total equipment notes payable	46,546	54,433
On December 15, 2015 [Member]
Total equipment notes payable	48,947	56,711
On March 8, 2016 [Member]
Total equipment notes payable	43,176
On May 26, 2016 [Member]
Total equipment notes payable	$ 53,557